NET INCOME PER ORDINARY SHARE: (Tables)	6 Months Ended
Jun. 30, 2022
NET INCOME PER ORDINARY SHARE:
Summary of computation of basic and diluted net income per ordinary share from, attributable to our ordinary shares

The following table sets forth the computation of basic and diluted net income per ordinary share, attributable to our ordinary shares (U.S. dollars in thousands, except share and per share data):

	Six Months Ended June 30,
	2022	2021
Basic net income per ordinary share
Numerator:
Net income	$26,498	$20,248
Amount allocated to participating 2019 shareholders	—	(5,562)
Amount allocated to contingently returnable shares issued in connection with acquisitions	(40)	—
Net income, attributable to ordinary shares	26,458	14,686

Denominator:
Weighted-average number of ordinary shares outstanding	1,018,784,260	652,122,890

Basic net income, attributable to ordinary shares	$0.03	$0.02

Diluted net income per ordinary share
Effect of dilutive securities on weighted-average number of ordinary shares:
Options	54,830,450	76,218,322
RSUs	176,345	988,517
Weighted-average number of ordinary shares outstanding, after giving effect to dilutive securities	1,073,791,056	729,329,729
Diluted net income, attributable to ordinary shares	$0.02	$0.02

Summary of weighted-average amounts of securities were excluded from the computation of diluted net income per ordinary share

	Six Months Ended June 30,
	2022	2021
Options	21,033,355	65,432
RSUs	15,982,328	25,000
Contingently returnable shares	1,540,350	—
2019 ordinary shares (*)	—	246,871,957
(*)

The weighted-average number of ordinary shares that were excluded from the computation of diluted net income per ordinary share is based on the number of ordinary shares for which the 2019 ordinary shares were converted into following the Recapitalization. The 2019 ordinary shares' contingent conversion was triggered on June 28, 2021, as part of the Recapitalization.